PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

12. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net of accumulated depreciation and amortization, as of December 31, 2011 and 2012 consisted of the following:

	2011	2012	2012
	RUR	RUR	$
Servers and network equipment	5,774	7,517	247.5
Infrastructure systems	2,006	3,092	101.8
Land and buildings	404	823	27.1
Office furniture and equipment	564	731	24.1
Leasehold improvements	413	577	19.0
Other equipment	60	82	2.6
Assets not yet in use	1,149	568	18.7
Purchased technologies and licenses	904	1,598	52.6

Total	11,274	14,988	493.4
Less: accumulated depreciation and amortization	(4,358)	(6,893)	(226.9)

Total property and equipment, net	6,916	8,095	266.5

        Assets not yet in use primarily represent computer equipment and other assets under installation, including related prepayments, and comprise of the cost of the assets and other direct costs applicable to purchase and installation. Leasehold improvements in the amount of RUR 66 and RUR 26 ($0.9) are included in assets not yet in use as of December 31, 2011 and 2012, respectively.

        Depreciation expenses related to property and equipment, except for purchased technologies and licenses, for the years ended December 31, 2010, 2011 and 2012 amounted to RUR 1,030, RUR 1,620 and RUR 2,498 ($82.3), respectively. Amortization expenses related to purchased technologies and licenses for the years ended December 31, 2010, 2011 and 2012 amounted to RUR 117, RUR 206 and RUR 314 ($10.3), respectively.

        Estimated amortization expense over the next five years for purchased technologies and licenses included in property and equipment, net as of December 31, 2012 are as follows:

	RUR	$
For the year ending December 31, 2013	336	11.1
For the year ending December 31, 2014	262	8.6
For the year ending December 31, 2015	220	7.2
For the year ending December 31, 2016	159	5.2
For the year ending December 31, 2017	84	2.8
Thereafter	—	—

Total	1,061	34.9